Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues, Net	$ 200,898	$ 160,836
Cost of Goods Sold (Exclusive of Depreciation and Amortization Shown Separately Below)	103,505	79,867
Gross Profit	97,393	80,969
Operating Expenses:
General and Administrative	60,126	52,914
Sales and Marketing	2,418	2,838
Professional Fees	7,768	7,304
Depreciation and Amortization	15,044	14,627
Impairment Expense for Goodwill	0	37,912
Impairment Expense for Intangible Assets	6,300	14,903
Total Operating Expenses	91,656	130,498
Income (Loss) from Operations	5,737	(49,529)
Other (Income) Expense:
Interest Expense	9,184	9,819
Interest Income	0	(45)
(Gain) Loss on Equity Method Investments	(14)	2,102
(Gain) Loss on Change in Fair Value of Derivative Asset	(690)	28
(Gain) Loss on Change in Fair Value of Contingent Liabilities and Shares Payable	(13,724)	24,399
Other (Income) Expense, Net	(238)	2,286
Total Other (Income) Expense, Net	(5,482)	38,589
Income (Loss) from Operations Before Provision for Income Taxes	11,219	(88,118)
Provision for Income Taxes	10,498	9,943
Net Income (Loss)	721	(98,061)
Net Income Attributable to Non-Controlling Interest	202	209
Net Income (Loss) Attributable to the Company	$ 519	$ (98,270)
Loss Per Share - Basic and Diluted
Loss Per Share - Basic (in dollars per share)	$ (0.21)	$ (1.62)
Loss Per Share - Diluted (in dollars per share)	$ (0.21)	$ (1.62)
Weighted-Average Shares Outstanding - Basic and Diluted
Weighted-Average Shares Outstanding - Basic (in shares)	75,229,075	72,028,902
Weighted-Average Shares Outstanding - Diluted (in shares)	75,229,075	72,028,902